Expense Example (Invesco Van Kampen Limited Duration Fund, USD $)	12 Months Ended
May 02, 2011
Class A
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 338
3 Years	524
5 Years	725
10 Years	1,307
Class B
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	640
3 Years	737
5 Years	955
10 Years	1,521
Class C
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	240
3 Years	437
5 Years	755
10 Years	1,657
Class Y
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906